Taxes	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Taxes

Note 8 – Taxes

Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% on the estimated assessable profit for the years ended June 30, 2021, 2020 and 2019.

The following table reconciles statutory tax rates to the Company’s effective tax rate for the periods indicated below:

	For the year ended June 30, 2021	For the year ended June 30, 2020	For the year ended June 30 2019
Tax benefit calculated at statutory tax rate	16.5%	16.5%	16.5%
Valuation allowance	(16.5)%	(16.5)%	(16.5)%
Effective tax rate	0.0%	0.0%	0.0%

The following table sets forth the significant components of the aggregate deferred tax assets:

	As of June 30, 2021	As of June 30, 2020	As of June 30, 2019
Deferred tax assets:
Net operating loss carry forwards	$659,669	$437,456	303,415
Less: valuation allowance	(659,669)	(437,456)	(303,415)
Deferred tax asset, net	$-	$-	-

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences. Based upon historical operating results and projections for future taxable income, management provided full valuation allowance for the deferred tax assets for the years ended June 30, 2021 and 2020.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2021, and 2020, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income taxes for the years ended June 30, 2021 and 2020. The Company also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from June 30, 2021.